SCHEDULE OF INVENTORY (Details) - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials	$ 240,000	$ 176,440	$ 97,636
Work in process
Finished goods	782,284	836,359
Inventory	$ 1,022,284	$ 1,012,799	$ 97,636